Intangible assets (Details) $ in Thousands	9 Months Ended
Sep. 30, 2022 USD ($)
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	$ 1,576
Balance at end of period	1,132
Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	1,139
Balance at end of period	832
Technology
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	408
Balance at end of period	283
Trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	29
Balance at end of period	17
Costs
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	1,993
Effects of foreign exchange	(269)
Balance at end of period	1,724
Costs | Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	1,415
Effects of foreign exchange	(191)
Balance at end of period	1,224
Costs | Technology
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	532
Effects of foreign exchange	(72)
Balance at end of period	460
Costs | Trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	46
Effects of foreign exchange	(6)
Balance at end of period	40
Accumulated depreciation
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	(417)
Amortization	252
Effects of foreign exchange	77
Balance at end of period	(592)
Accumulated depreciation | Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	(276)
Amortization	166
Effects of foreign exchange	50
Balance at end of period	(392)
Accumulated depreciation | Technology
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	(124)
Amortization	75
Effects of foreign exchange	22
Balance at end of period	(177)
Accumulated depreciation | Trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	(17)
Amortization	11
Effects of foreign exchange	5
Balance at end of period	$ (23)